Stock-based Compensation - Black-Scholes Option-pricing Model (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.75%	2.43%
Expected term (in years) (Year)	5 years 182 days	5 years 182 days
Expected volatility	84.82%	83.10%
Maximum [Member]
Risk-free interest rate	2.61%	2.91%
Expected term (in years) (Year)	10 years	6 years 288 days
Expected volatility	85.93%	85.05%